COMMON STOCK AND DIVIDENDS	12 Months Ended
Dec. 31, 2018
COMMON STOCK AND DIVIDENDS [Abstract]
COMMON STOCK AND DIVIDENDS
19.	COMMON STOCK AND DIVIDENDS

a)	Common stock structure and shares’ public offer

As of December 31, 2018, TGS’ common stock was as follows:

	Amount of common stock, subscribed, issued, paid in, and authorized for public offer
Common Shares Class (Face value $ 1, 1 vote)	Outstanding shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	375,701,909	13,600,780	389,302,689
Total	780,894,503	13,600,780	794,495,283

As of December 31, 2017 the Company did not have any treasury shares.

TGS’s shares are traded on the BYMA and under the form of the American Depositary Receipts (“ADS”) (registered in the SEC and representing 5 shares each) on the New York Stock Exchange.

b)	Dividends distribution

Under the powers delegated by the Shareholders’ Meeting held on April 10, 2018, the Board of Directors ordered the payment of the following cash dividends:

Approval date	Amount	Amount per share
07/06/2018	1,125,562	1.4167
08/08/2018	1,449,300	1.8242
09/06/2018	1,754,326	2.2081

c)	Acquisition of treasury shares

On May 9, 2018, TGS’ Board of Directors approved a Program for the Acquisition of Shares of the Company in the Argentine peso market (the “Shares Repurchase Program”). Considering the solid cash and investment position of the Company, this program was approved due to the distortion evidenced by the Company’s economic value, measured by its current business and those derived from projects in development, and the price of the quotation of their shares in the market.

Considering the realized and liquid gains that arose from the financial statements for the three-month period ended March 31, 2018, the Board determined the maximum amount to be invested in Ps. 1,700,000 stated at its original value.

Subsequently, on September 6, 2018, the Board of Directors of the Company approved a second treasury shares repurchase program for a maximum amount of up to Ps. 1,800,000 stated at its original value and for a term of 180 calendar days, which expired on March 5, 2019.

As of December 31, 2018, the Company held 13,600,780 treasury shares, representing 1.71% of the total common stock. The acquisition cost restated for inflation amounted to Ps. 1,420,926, which, in accordance with the provisions of Title IV, Chapter III, article 3.11.c of the rules, restricts the amount of the retained earnings that the Company may distribute.